FINANCIAL REPORTING BY SEGMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL REPORTING BY SEGMENT
Summary of company's operating segments

					Inter-
	Operation in	Operation in	Operation in	Operation	segment	Consolidated,
For the period ended December 31, 2022	Chile	Argentina	Brazil	in Paraguay	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	539.333.772	523.908.152	472.403.987	166.489.111	(1.055.254)	1.701.079.768
Other beverages	584.331.424	140.094.880	164.455.895	45.850.020	(639)	934.731.580
Packaging	—	24.701.879	—	—	(3.634.832)	21.067.047
Revenues from ordinary activities	1,123,665,196	688,704,911	636,859,882	212,339,131	(4,690,725)	2,656,878,395
Cost of sales	(743,226,587)	(367,879,756)	(403,695,516)	(118,590,689)	4,690,725	(1,628,701,823)
Distribution expenses	(94,155,809)	(98,238,512)	(48,572,718)	(12,547,637)	—	(253,514,676)
Administrative expenses	(165,139,607)	(133,696,312)	(100,060,355)	(30,621,442)	—	(429,517,716)
Financial income	18,783,930	9,853,565	10,307,344	777,571	—	39,722,410
Financial costs	(28,065,600)	(1,628,221)	(29,854,132)	—	—	(59,547,953)
Net financial costs	(9,281,670)	8,225,344	(19,546,788)	777,571	—	(19,825,543)
Share of entity in income of associates accounted for using the equity method, total	1,743,656	—	(334,587)	—	—	1,409,069
Income tax expense	(38,497,541)	(38,651,371)	(21,342,331)	(5,853,395)	—	(104,344,638)
Oher income (expenses) (*)	(83,536,145)	(20,652,710)	10,213,711	51,063	—	(93,924,081)
Net income of the segment reported	(8,428,507)	37,811,594	53,521,298	45,554,602	—	128,458,987

Depreciation and amortization	40,714,017	33,442,921	31,888,435	13,320,058	—	119,365,431

Current assets	564,695,230	141,715,280	383,021,238	72,297,644	—	1,161,729,392
Non-current assets	762,292,569	251,248,261	566,116,288	269,314,097	—	1,848,971,215
Segment assets, total	1,326,987,799	392,963,541	949,137,526	341,611,741	—	3,010,700,607

Carrying amount in associates accounted for using the equity method, total	53,869,983	—	38,474,615	—	—	92,344,598
Segment disbursements of non-monetary assets	85,998,605	40,479,269	42,173,211	18,051,094	—	186,702,179

Current liabilities	629,575,497	138,572,190	140,642,493	40,454,954	—	949,245,134
Non-current liabilities	600,735,999	24,584,021	536,281,288	16,451,513	—	1,178,052,821
Segment liabilities, total	1,230,311,496	163,156,211	676,923,781	56,906,467	—	2,127,297,955

Cash flows (used in) provided by in Operating Activities	255,357,664	59,379,474	58,391,224	24,324,062	—	397,452,424
Cash flows (used in) provided by Investing Activities	15,619,565	(40,479,269)	(42,173,211)	(18,135,556)	—	(85,168,471)
Cash flows (used in) provided by Financing Activities	(283,394,600)	(41,768)	(3,064,412)	(462,602)	—	(286,963,382)

(*) Other income (expenses) is the sum of the other income, other expenses, other (loss) gains, foreign exchange differences and income by indexation units.

					Inter-
	Operation in	Operation in	Operation in	Operation	segment	Consolidated,
For the period ended December 31, 2021	Chile	Argentina	Brazil	Paraguay in	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	480,157,607	419,724,122	313,147,740	134,284,020	(904,603)	1,346,408,886
Other beverages	495,138,445	97,742,388	226,109,683	34,932,160	(587)	853,922,089
Packaging	—	19,488,958	—	—	(3,087,340)	16,401,618
Revenues from ordinary activities	975,296,052	536,955,468	539,257,423	169,216,180	(3,992,530)	2,216,732,593
Cost of sales	(630,862,197)	(296,090,157)	(361,323,450)	(91,109,499)	3,992,530	(1,375,392,773)
Distribution expenses	(78,995,679)	(78,019,531)	(33,458,924)	(9,478,239)	—	(199,952,373)
Administrative expenses	(142,762,661)	(110,329,089)	(71,995,712)	(23,862,401)	—	(348,949,863)
Financial income	(2,936,819)	5,011,888	5,327,527	389,273	—	7,791,869
Financial costs	(27,669,541)	(577,941)	(24,744,974)	—	—	(52,992,456)
Net financial costs	(30,606,360)	4,433,947	(19,417,447)	389,273	—	(45,200,587)
Share of entity in income of associates accounted for using the equity method, total	2,799,437	—	293,665	—	—	3,093,102
Income tax expense	(15,756,620)	(25,697,558)	82,395	(4,805,537)	—	(46,177,320)
Oher income (expenses) (*)	(29,072,689)	(10,652,582)	(7,834,863)	439,023	—	(47,121,111)
Net income of the segment reported	50,039,283	20,600,498	45,603,087	40,788,800	—	157,031,668

Depreciation and amortization	38,189,190	32,863,821	23,647,789	10,074,503	—	104,775,303

Current assets	626,277,188	117,319,226	183,268,173	64,121,536	—	990,986,123
Non-current assets	739,113,114	216,757,538	720,101,674	279,148,198		1,955,120,524
Segment assets, total	1,365,390,302	334,076,764	903,369,847	343,269,734	—	2,946,106,647

Carrying amount in associates accounted for using the equity method, total	52,519,831	—	38,969,363	—	—	91,489,194
Segment disbursements of non-monetary assets	53,513,835	33,789,235	30,171,387	21,381,700	—	138,856,157

Current liabilities	283,835,866	101,832,549	109,691,047	34,207,817	—	529,567,279
Non-current liabilities	743,108,008	20,388,886	534,386,761	17,242,154	—	1,315,125,809
Segment liabilities, total	1,026,943,874	122,221,435	644,077,808	51,449,971	—	1,844,693,088

Cash flows (used in) provided by in Operating Activities	181,679,320	55,490,096	36,121,074	31,764,493	—	305,054,983
Cash flows (used in) provided by Investing Activities	(108,283,362)	(33,789,408)	(32,875,359)	(23,304,551)	—	(198,252,680)
Cash flows (used in) provided by Financing Activities	(111,533,388)	(940,318)	(2,455,073)	(390,735)	—	(115,319,514)

(*) Other income (expenses) is the sum of the other income, other expenses, other (loss) gains, foreign exchange differences and income by indexation units

					Inter-
	Operation in	Operation in	Operation in	Operation	segment	Consolidated,
For the period ended December 31, 2020	Chile	Argentina	Brazil	Paraguay in	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Softdrinks	407,191,500	260,118,269	317,712,571	126,057,797	(578,764)	1,110,501,373
Other beverages	237,570,385	49,817,791	262,350,736	31,094,787	(359,666)	580,474,033
Packaging	—	8,891,560	—	—	(1,585,729)	7,305,831
Revenues from ordinary activities	644,761,885	318,827,620	580,063,307	157,152,584	(2,524,159)	1,698,281,237
Cost of sales	(392,720,439)	(172,065,726)	(373,444,835)	(86,791,818)	2,524,159	(1,022,498,659)
Distribution expenses	(59,897,972)	(49,112,014)	(34,784,528)	(8,737,504)	—	(152,532,018)
Administrative expenses	(112,306,460)	(69,668,104)	(79,674,089)	(21,990,282)	—	(283,638,935)
Financial income	6,437,945	1,169,193	7,068,396	270,345	—	14,945,879
Financial costs	(23,938,992)	(729,164)	(30,104,681)	—	—	(54,772,837)
Net financial costs	(17,501,047)	440,029	(23,036,285)	270,345	—	(39,826,958)
Share of entity in income of associates accounted for using the equity method, total	1,248,478	—	980,285	—	—	2,228,763
Income tax expense	(23,057,195)	(7,668,059)	(20,536,914)	(3,643,231)	—	(54,905,399)
Oher income (expenses) (*)	(21,231,223)	(6,046,069)	3,064,104	222,477	—	(23,990,711)
Net income of the segment reported	19,296,027	14,707,677	52,631,045	36,482,571	—	123,117,320

Depreciation and amortization	50,271,626	22,895,329	27,339,714	10,413,848	—	110,920,517

Current assets	532,713,969	70,215,594	149,709,603	44,658,550	—	797,297,716
Non-current assets	636,275,547	144,802,176	643,447,811	226,241,150	—	1,650,766,684
Segment assets, total	1,168,989,516	215,017,770	793,157,414	270,899,700	—	2,448,064,400

Carrying amount in associates accounted for using the equity method, total	50,628,307	—	37,328,047	—	—	87,956,354
Segment disbursements of non-monetary assets	41,114,189	15,803,061	17,075,672	11,882,036	—	85,874,958

Current liabilities	198,669,957	58,904,281	96,144,933	24,337,015	—	378,056,186
Non-current liabilities	748,105,248	10,717,606	465,225,175	14,399,594	—	1,238,447,623
Segment liabilities, total	946,775,205	69,621,887	561,370,108	38,736,609	—	1,616,503,809

Cash flows (used in) provided by in Operating Activities	191,911,595	24,603,123	36,409,227	25,845,053	—	278,768,998
Cash flows (used in) provided by Investing Activities	(178,910,100)	(16,010,950)	(17,075,672)	(11,882,036)	—	(223,878,758)
Cash flows (used in) provided by Financing Activities	117,081,470	(167,606)	(3,443,826)	(429,077)	—	113,040,961

(*) Other income (expenses) is the sum of the other income, other expenses, other (loss) gains, foreign exchange differences and income by indexation units.